Intangible Assets - Schedule Of Estimated Weighted Average Useful Of The Identified Intangible Assets (Detail)	12 Months Ended
Sep. 25, 2021
Customer relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Estimated weighted average useful life	10 years
Trademarks [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Estimated weighted average useful life	3 years